(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET- FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs	$ (1,667)	$ (9,340)	$ (1,201)
Amortization of debt guarantees	2,019	2,657	2,569
Foreign exchange (loss)/gain on operations	(941)	1,598	(384)
Other	311	295	291
Other financial items, net	$ (900)	(5,380)	$ 693
Corporate bilateral facility
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs		(4,900)
7% Unsecured Bonds, Maturing Oct 2025
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs		(2,300)
Corporate RCF
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Financing arrangement fees and other related costs		$ (1,400)